Personnel expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses:
Short-term benefits	$ 3,467	$ 2,412
DSU plan expense	1,613	512
Stock option plan expense	2,134	699
Total personnel expenses	$ 7,214	$ 3,623